ASSET RETIREMENT OBLIGATION (Narrative) (Details)	12 Months Ended
Dec. 31, 2016 USD ($)
Asset Retirement Obligation 1	$ 216,000
Asset Retirement Obligation 2	145,029
Asset Retirement Obligation 3	96,395
Asset Retirement Obligation 4	$ 221,322